1998 Annual Report

 . Pacific Select Separate Account of
  Pacific Life Insurance Company

                                                       [LOGO OF PACIFIC SELECT]

Dear Pacific Select Policy Owner:

  We are pleased to share with you the 1998 Annual Report of the Pacific Select Separate Account ("Separate Account") of Pacific Life Insurance Company ("Pacific Life").

  The Separate Account supports your Pacific Select Flexible Premium Variable Universal Life Insurance Policy ("the Policy") from Pacific Life. The Separate Account is divided into subaccounts, called Variable Accounts. A fixed account option is also available.

  The following indicates the Accumulated Values and Cash Surrender Values as of December 31, 1998, assuming a hypothetical policy was purchased (1) on the date each Variable Account began operations, and (2) on January 2, 1998, if later. Also assumed is that 100% of the premium payment was allocated to such Variable Account. The Policy is based on an insured male, nonsmoker, age 55, single premium payment of $50,000 (also Guideline Single Premium), and a Level and Initial Death Benefit of $134,671:


                                                                      Variable Accounts
                                 --------------------------------------------------------------------------------------------------
                                    Money        High Yield      Managed       Government                   Aggressive      Growth
                                    Market          Bond          Bond         Securities      Growth         Equity          LT
                                   1/07/88*       7/14/88*       2/22/88*       7/01/88*       2/18/88*      1/15/97*      1/04/94*
-----------------------------------------------------------------------------------------------------------------------------------
(1) Policy Purchased on Date Variable Account Began Operations
 AV**.........................    $66,693.09    $113,516.71    $103,982.66    $ 98,805.92    $203,467.67    $55,504.92   $147,802.91
 CSV***.......................     66,693.09     113,316.71     103,949.33      98,605.92     203,434.33     51,904.92    145,402.91


(2) Policy Purchased on 1/2/98
 AV**.........................     51,735.53      50,313.24      53,449.89      53,490.45      50,406.69     56,281.27     77,661.01
 CSV***.......................     47,735.53      46,313.24      49,449.89      49,490.45      46,406.69     52,281.27     73,661.01



                                    Equity         Multi-                       Equity         Inter-       Emerging
                                    Income        Strategy        Equity         Index         national      Markets
                                    3/21/88*      2/22/88*       5/12/98*       2/12/91*       2/18/88*      1/15/97*
------------------------------------------------------------------------------------------------------------------------------------


(1) Policy Purchased on Date Variable Account Began Operations
 AV**.........................   $192,469.05    $144,098.10     $53,651.02    $171,031.01     $98,677.56    $32,129.95
 CSV***.......................    192,402.39     144,064.76      49,651.02     169,797.68      98,644.22     28,529.95

(2) Policy Purchased on 1/2/98

 AV**.........................     60,804.57      57,853.17                     62,963.49      51,777.07     35,680.79
 CSV***.......................     56,804.57      53,853.17                     58,963.49      47,777.07     31,680.79
------------------------------------------------------------------------------------------------------------------------------------

  *Date Variable Account began operations.

 **Accumulated Value: Includes deductions for all policy charges, including cost of insurance, except surrender charges. Cost of insurance rates vary depending on age and smoking status.

***Cash Surrender Value: Includes deductions for all policy charges, including surrender charges that would have been deducted if the policy had been surrendered on December 31, 1998. Surrender charges vary by policy.

                                    * * * *

  If you have any questions, please contact your Registered Representative, or call Pacific Life's Marketing Department at our toll free number 1-800-800-7681.

Sincerely,

/s/ Thomas C. Sutton

Thomas C. Sutton
Chairman and Chief Executive Officer
Pacific Life Insurance Company

                         INDEPENDENT AUDITORS' REPORT


The Board of Directors
Pacific Life Insurance Company

     We have audited the accompanying statement of assets and liabilities of Pacific Select Separate Account (comprised of the Money Market, High Yield Bond, Managed Bond, Government Securities, Growth, Aggressive Equity, Growth LT, Equity Income, Multi-Strategy, Equity, Equity Index, International and Emerging Markets Variable Accounts) as of December 31, 1998 and the related statement of operations for the year then ended (as to the Equity Variable Account, for the period from commencement of operations through December 31, 1998) and statement of changes in net assets for each of the two years in the period then ended (as to the Aggressive Equity Variable Account and the Emerging Markets Variable Account, for the year ended December 31, 1998 and for the period from commencement of operations through December 31, 1997, and the Equity Variable Account, for the period from commencement of operations through December 31,
1998). These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Separate Account as of December 31, 1998 and the results of their operations for the year then ended (as to the Equity Variable Account, for the period from commencement of operations through December 31,
1998) and the changes in their net assets for each of the two years in the period then ended (as to the Aggressive Equity Variable Account and the Emerging Markets Variable Account, for the year ended December 31, 1998 and for the period from commencement of operations through December 31, 1997, and the Equity Variable Account, for the period from commencement of operations through December 31, 1998), in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Costa Mesa, California
February 5, 1999

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
(In thousands)

                                                                       High               Govern-
                                                             Money     Yield    Managed     ment               Aggressive   Growth
                                                            Market     Bond      Bond    Securities   Growth    Equity        LT
                                                           Variable  Variable  Variable   Variable   Variable  Variable    Variable
                                                            Account   Account   Account   Account     Account   Account     Account
                                                           -------------------------------------------------------------------------
ASSETS
Investments:
 Money Market Portfolio (32 shares; cost $318) ..........     $318
 High Yield Bond Portfolio (661 shares; cost $6,147) ....             $6,169
 Managed Bond Portfolio (63 shares; cost $678) ..........                         $720
 Government Securities Portfolio (29 shares; cost $306) .                                    $314
 Growth Portfolio (302 shares; cost $5,239) .............                                             $6,914
 Aggressive Equity Portfolio (10 shares; cost $108) .....                                                         $123
 Growth LT Portfolio (74 shares; cost $1,035) ...........                                                                    $1,944
                                                           -------------------------------------------------------------------------
Total Assets ............................................      318     6,169       720        314      6,914       123        1,944
                                                           -------------------------------------------------------------------------
LIABILITIES
Payables:
 Mortality and expense risk fee .........................                  4                               4                      1
                                                           -------------------------------------------------------------------------
Total Liabilities .......................................        0         4         0          0          4         0            1
                                                           -------------------------------------------------------------------------
NET ASSETS ..............................................     $318    $6,165      $720       $314     $6,910      $123       $1,943
                                                           -------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 1998
(In thousands)

                                                                Equity      Multi-                  Equity      Inter-     Emerging
                                                                Income     Strategy     Equity      Index      national    Markets
                                                               Variable    Variable    Variable    Variable    Variable    Variable
                                                                Account     Account     Account     Account     Account    Account
                                                              ----------------------------------------------------------------------
ASSETS
Investments:
 Equity Income Portfolio (141 shares; cost $2,402) .........     $3,804
 Multi-Strategy Portfolio (67 shares; cost $858) ...........                 $1,165
 Equity Portfolio (6 shares; cost $149) ....................                              $161
 Equity Index Portfolio (131 shares; cost $2,597) ..........                                         $4,253
 International Portfolio (270 shares; cost $3,709) .........                                                    $4,259
 Emerging Markets Portfolio (15 shares; cost $150) .........                                                                 $100
                                                              ----------------------------------------------------------------------
Total Assets ...............................................      3,804       1,165        161        4,253      4,259        100
                                                              ----------------------------------------------------------------------
LIABILITIES
Payables:
 Mortality and expense risk fee ............................          2           1                       3          2
                                                              ----------------------------------------------------------------------
Total Liabilities ..........................................          2           1          0            3          2
                                                              ----------------------------------------------------------------------
NET ASSETS .................................................     $3,802      $1,164       $161       $4,250     $4,257       $100
                                                              ----------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                                                   High                  Govern-
                                                        Money      Yield     Managed      ment                 Aggressive    Growth
                                                       Market      Bond       Bond     Securities    Growth      Equity        LT
                                                      Variable   Variable   Variable    Variable    Variable    Variable    Variable
                                                       Account    Account    Account     Account     Account   Account (1)   Account
                                                      ------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends .........................................     $12        $552       $43         $21         $720                    $65

EXPENSES
 Mortality and expense risk fee ....................       2          43         5           2           47        $1           10
                                                      ------------------------------------------------------------------------------
Net Investment Income (Loss) .......................      10         509        38          19          673        (1)          55
                                                      ------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 Net realized gain from security transactions ......                   9         4           1          148         1           14
 Net unrealized appreciation (depreciation) on
  investments ......................................                (410)       12           5         (668)       14          636
                                                      ------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .......................................                (401)       16           6         (520)       15          650
                                                      ------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS .........................      $10        $108      $54         $25          $153      $14         $705
                                                      ------------------------------------------------------------------------------

(1) Total dividend received in full for the year was less than $500.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                                                    Equity     Multi-                  Equity     Inter-    Emerging
                                                                    Income    Strategy     Equity      Index     national   Markets
                                                                   Variable   Variable    Variable    Variable   Variable   Variable
                                                                    Account    Account   Account (1)   Account    Account   Account
                                                                  ------------------------------------------------------------------
INVESTMENT INCOME
 Dividends ....................................................       $431       $104                     $80       $368        $1

EXPENSES
 Mortality and expense risk fee ...............................         25          8         $1           27         31         1
                                                                  ------------------------------------------------------------------
Net Investment Income (Loss) ..................................        406         96         (1)          53        337         0
                                                                  ------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 Net realized gain (loss) from security transactions ..........         86         33                      97         50       (29)
 Net unrealized appreciation (depreciation) on investments ....        235         47         13          780       (184)      (19)
                                                                  ------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments ........        321         80         13          877       (134)      (48)
                                                                  ------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ....................................       $727       $176        $12         $930       $203      ($48)
                                                                  ------------------------------------------------------------------

(1) For the period from May 12, 1998 (commencement of operations) to December 31, 1998; total dividend received in full for the period was less than $500.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                                                     High                  Govern-
                                                         Money      Yield      Managed      ment               Aggressive    Growth
                                                         Market      Bond       Bond     Securities   Growth     Equity        LT
                                                        Variable   Variable   Variable    Variable   Variable   Variable    Variable
                                                        Account     Account    Account     Account    Account    Account     Account
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss) .......................      $10        $509       $38        $19        $673       ($1)         $55
 Net realized gain from security transactions .......                    9         4          1         148         1           14
 Net unrealized appreciation (depreciation) on
  investments .......................................                 (410)       12          5        (668)       14          636
                                                        ----------------------------------------------------------------------------
Net Increase in Net Assets Resulting from
 Operations .........................................       10         108        54         25         153        14          705
                                                        ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfers--policy charges and deductions ...........       (9)        (39)       (5)        (1)        (71)                    (9)
 Transfers in (from other variable accounts) ........      570         116       142          1         443       104           49
 Transfers out (to other variable accounts) .........     (478)       (133)      (97)        (2)       (315)      (14)         (21)
 Transfers--other ...................................        8          12        (2)       (37)       (157)        1          (16)
                                                        ----------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived
 from Policy Transactions ...........................       91         (44)       38        (39)       (100)       91            3
                                                        ----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...............      101          64        92        (14)         53       105          708
                                                        ----------------------------------------------------------------------------
NET ASSETS
 Beginning of Year ..................................      217       6,101       628        328       6,857        18        1,235
                                                        ----------------------------------------------------------------------------
 End of Year ........................................     $318      $6,165      $720       $314      $6,910      $123       $1,943
                                                        ----------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                                                    Equity     Multi-                  Equity     Inter-    Emerging
                                                                    Income    Strategy     Equity      Index     national   Markets
                                                                   Variable   Variable    Variable    Variable   Variable   Variable
                                                                    Account    Account   Account (1)  Account    Account    Account
                                                                   -----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss) ...................................     $406        $96       ($1)         $53        $337
 Net realized gain (loss) from security transactions ............       86         33                     97          50     ($29)
 Net unrealized appreciation (depreciation) on investments ......      235         47        13          780        (184)     (19)
                                                                   -----------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations .      727        176        12          930         203      (48)
                                                                   -----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfers--policy charges and deductions .......................      (55)        (8)       (1)         (42)        (50)      (3)
 Transfers in (from other variable accounts) ....................       32         11       150          131          95       79
 Transfers out (to other variable accounts) .....................     (118)        (6)                  (193)       (187)    (129)
 Transfers--other ...............................................      (57)      (100)                   (13)        (26)       2
                                                                   -----------------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived
 from Policy Transactions .......................................     (198)      (103)      149         (117)       (168)     (51)
                                                                   -----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...........................      529         73       161          813          35      (99)
                                                                   -----------------------------------------------------------------
NET ASSETS
 Beginning of Year ..............................................    3,273      1,091                  3,437       4,222      199
                                                                   -----------------------------------------------------------------
 End of Year ....................................................   $3,802     $1,164      $161       $4,250      $4,257     $100
                                                                   -----------------------------------------------------------------

(1) For the period from May 12, 1998 (commencement of operations) to December 31, 1998.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                                                             High                  Govern-
                                                                  Money      Yield     Managed      ment                 Aggressive
                                                                 Market      Bond       Bond     Securities    Growth      Equity
                                                                Variable   Variable   Variable    Variable    Variable    Variable
                                                                 Account    Account    Account     Account     Account   Account (1)
                                                               ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ......................................       $9        $467       $30         $15         $598
 Net realized gain (loss) from security transactions ........                   14         2          (1)          94
 Net unrealized appreciation on investments .................                    6        20          13          895        $1
                                                               ---------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations ........        9         487        52          27        1,587         1
                                                               ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfers--policy charges and deductions ...................       (3)        (38)       (5)         (3)         (72)
 Transfers in (from other variable accounts) ................      190         175       109           1          286        17
 Transfers out (to other variable accounts) .................     (190)       (104)      (50)        (19)        (192)
 Transfers--other ...........................................        2          (2)       (2)         (3)        (163)
                                                               ---------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived
 from Policy Transactions ...................................       (1)         31        52         (24)        (141)       17
                                                               ---------------------------------------------------------------------
NET INCREASE IN NET ASSETS ..................................        8         518       104           3        1,446        18
                                                               ---------------------------------------------------------------------
NET ASSETS
 Beginning of Year ..........................................      209       5,583       524         325        5,411
                                                               ---------------------------------------------------------------------
 End of Year ................................................     $217      $6,101      $628        $328       $6,857       $18
                                                               ---------------------------------------------------------------------

(1) For the period from January 15, 1997 (commencement of operations) to December 31, 1997.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                                                    Growth     Equity     Multi-     Equity    Inter-     Emerging
                                                                      LT       Income    Strategy    Index    national    Markets
                                                                   Variable   Variable   Variable   Variable  Variable    Variable
                                                                    Account    Account    Account    Account   Account   Account (1)
                                                                   -----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ..........................................      $56       $182        $78       $127      $124
 Net realized gain (loss) from security transactions ............       54        123         15         53        58       ($1)
 Net unrealized appreciation (depreciation) on investments ......       12        452         83        614       155       (32)
                                                                   -----------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations .      122        757        176        794       337       (33)
                                                                   -----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfers--policy charges and deductions .......................      (10)       (54)       (12)       (34)      (51)       (2)
 Transfers in (from other variable accounts) ....................       84        271          4        432       159       342
 Transfers out (to other variable accounts) .....................     (179)      (464)        (4)       (36)     (131)      (34)
 Transfers--other ...............................................      (15)       (82)       (25)       (60)      (39)      (74)
                                                                   -----------------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived
 from Policy Transactions .......................................     (120)      (329)       (37)       302       (62)      232
                                                                   -----------------------------------------------------------------
NET INCREASE IN NET ASSETS ......................................        2        428        139      1,096       275       199
                                                                   -----------------------------------------------------------------
NET ASSETS
 Beginning of Year ..............................................    1,233      2,845        952      2,341     3,947
                                                                   -----------------------------------------------------------------
 End of Year ....................................................   $1,235     $3,273     $1,091     $3,437    $4,222      $199
                                                                   -----------------------------------------------------------------

(1) For the period from January 15, 1997 (commencement of operations) to December 31, 1997.

See Notes to Financial Statements

                        PACIFIC SELECT SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


1.  SIGNIFICANT ACCOUNTING POLICIES

    The Pacific Select Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and during 1998 was comprised of fourteen subaccounts called Variable Accounts: the Money Market Variable Account, the High Yield Bond Variable Account, the Managed Bond Variable Account, the Government Securities Variable Account, the Growth Variable Account, the Aggressive Equity Variable Account, the Growth LT Variable Account, the Equity Income Variable Account, the Multi-Strategy Variable Account, the Equity Variable Account, the Bond and Income Variable Account, the Equity Index Variable Account, the International Variable Account, and the Emerging Markets Variable Account. There was no operational activity in the Bond and Income Variable Account through December 31, 1998. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account's financial statements.

    The Separate Account was established by Pacific Life Insurance Company (formerly named Pacific Mutual Life Insurance Company - see Note 1 to Financial Statements of the Fund) on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

    The Separate Account held by Pacific Life represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.

    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

    A. Valuation of Investments

    Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

    B. Security Transactions

    Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

    C. Federal Income Taxes

    The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2.  DIVIDENDS

    During 1998, the Fund declared dividends for each portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3.  CHARGES AND EXPENSES

    Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to variable life insurance policies funded by the Separate Account at an annual rate of 0.70% of the average daily net assets of each Variable Account. Under the policies, Pacific Life makes certain deductions from the net assets of each Variable Account for sales load, administrative expenses, state premium taxes, cost of insurance and charges for optional benefits. The operating expenses of the Separate Account are paid by Pacific Life.

4.  RELATED PARTY AGREEMENT

    Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                        PACIFIC SELECT SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)


5.  SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

    The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). The cost and market value of total Separate Account's investments in the Fund as of December 31, 1998 were as follows (amounts in thousands):

                                                                                  Variable Accounts
                                                              -----------------------------------------------------------
                                                                Money     High Yield    Managed   Government
                                                                Market       Bond        Bond     Securities     Growth
                                                              -----------------------------------------------------------
Total cost of investments at beginning of year                   $218       $5,687         $599       $326       $4,535
Add:   Total net proceeds from policy and M&E transactions        230           46          104                     264
       Reinvested distributions from the Fund:
       (a) Net investment income                                   12          497           34         15            8
       (b) Net realized gain                                                    55            9          6          712
                                                              -----------------------------------------------------------
                             Sub-Total                            460        6,285          746        347        5,519
Less:  Cost of investments disposed during the year               142          138           68         41          280
                                                              -----------------------------------------------------------
Total cost of investments at end of year                          318        6,147          678        306        5,239
Add:   Unrealized appreciation                                                  22           42          8        1,675
                                                              -----------------------------------------------------------
Total market value of investments at end of year                 $318       $6,169         $720       $314       $6,914
                                                              -----------------------------------------------------------
                                                              Aggressive     Growth      Equity     Multi-
                                                                Equity         LT        Income    Strategy    Equity (1)
                                                              -----------------------------------------------------------
Total cost of investments at beginning of year                    $17         $966       $2,116       $834
Add:   Total net proceeds from policy and M&E transactions        104           40           23          5         $150
       Reinvested distributions from the Fund:
       (a) Net investment income                                                 3           29         30
       (b) Net realized gain                                                    62          402         74
                                                              -----------------------------------------------------------
                             Sub-Total                            121        1,071        2,570        943          150
Less:  Cost of investments disposed during the year                13           36          168         85            1
                                                              -----------------------------------------------------------
Total cost of investments at end of year                          108        1,035        2,402        858          149
Add:   Unrealized appreciation                                     15          909        1,402        307           12
                                                              -----------------------------------------------------------
Total market value of investments at end of year                 $123       $1,944       $3,804     $1,165         $161
                                                              -----------------------------------------------------------
                                                               Equity       Inter-      Emerging
                                                               Index       national     Markets
                                                              -----------------------------------
Total cost of investments at beginning of year                 $2,571       $3,501         $231
Add:   Total net proceeds from policy and M&E transactions         53           75           23
       Reinvested distributions from the Fund:
       (a) Net investment income                                   51           43            1
       (b) Net realized gain                                       29          325
                                                              -----------------------------------
                             Sub-Total                          2,704        3,944          255
Less:  Cost of investments disposed during the year               107          235          105
                                                              -----------------------------------
Total cost of investments at end of year                        2,597        3,709          150
Add:   Unrealized appreciation (depreciation)                   1,656          550          (50)
                                                              -----------------------------------
Total market value of investments at end of year               $4,253       $4,259         $100
                                                              -----------------------------------

---------------------
(1) For the period from May 12, 1998 (commencement of operations) to December 31, 1998.

                        PACIFIC SELECT SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)


6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

    Transactions in Separate Account units for the year ended December 31, 1998 and the selected accumulation unit information as of December 31, 1998 were as follows:

                                                                                   Variable Accounts
                                                              ------------------------------------------------------------
                                                                Money     High Yield    Managed   Government
                                                                Market       Bond        Bond     Securities     Growth
                                                              ------------------------------------------------------------
Total units outstanding at beginning of year                    13,773      239,930      28,280     15,605       156,312
Increase (decrease) in units resulting from
  policy transactions:
  (a) Transfers--policy charges and deductions                    (551)      (1,518)       (218)       (46)       (1,654)
  (b) Transfers in (from other variable accounts)               34,669        3,749       5,998         55        10,379
  (c) Transfers out (to other variable accounts)               (29,053)      (4,285)     (4,068)       (91)       (7,103)
  (d) Transfers--other                                             424          385        (107)    (1,732)       (3,547)
                                                              ------------------------------------------------------------
                             Sub-Total                           5,489       (1,669)      1,605     (1,814)       (1,925)
                                                              ------------------------------------------------------------

Total units outstanding at end of year                          19,262      238,261      29,885     13,791       154,387
                                                              ------------------------------------------------------------

                                                              ------------------------------------------------------------
Accumulation Unit Value:     At beginning of year               $15.76       $25.43      $22.20     $20.99        $43.87
                             At end of year                     $16.48       $25.88      $24.08     $22.78        $44.76
                                                              ------------------------------------------------------------

                                                              Aggressive     Growth      Equity     Multi-
                                                                Equity         LT        Income    Strategy    Equity (1)
                                                              ------------------------------------------------------------
Total units outstanding at beginning of year                     1,810       62,643      93,236     38,980
Increase (decrease) in units resulting from
  policy transactions:
  (a) Transfers--policy charges and deductions                      (7)        (386)     (1,426)      (252)          (62)
  (b) Transfers in (from other variable accounts)               10,316        1,456         910        375        14,987
  (c) Transfers out (to other variable accounts)                (1,393)        (624)     (3,345)      (192)
  (d) Transfers--other                                              33         (488)     (1,630)    (3,466)
                                                              ------------------------------------------------------------
                             Sub-Total                           8,949          (42)     (5,491)    (3,535)       14,925
                                                              ------------------------------------------------------------

Total units outstanding at end of year                          10,759       62,601      87,745     35,445        14,925
                                                              ------------------------------------------------------------

                                                              ------------------------------------------------------------
Accumulation Unit Value:     At beginning of year               $10.17       $19.72      $35.10     $27.98        $10.00
                             At end of year                     $11.43       $31.03      $43.33     $32.85        $10.81
                                                              ------------------------------------------------------------

                                                               Equity       Inter-      Emerging
                                                               Index       national     Markets
                                                              -----------------------------------
Total units outstanding at beginning of year                   117,238      190,739      21,591
Increase (decrease) in units resulting from
  policy transactions:
  (a) Transfers--policy charges and deductions                  (1,269)      (2,104)       (344)
  (b) Transfers in (from other variable accounts)                4,173        4,256      10,355
  (c) Transfers out (to other variable accounts)                (6,155)      (8,400)    (17,006)
  (d) Transfers--other                                            (414)      (1,150)        343
                                                              -----------------------------------
        Sub-Total                                               (3,665)      (7,398)     (6,652)
                                                              -----------------------------------

Total units outstanding at end of year                         113,573      183,341      14,939
                                                              -----------------------------------

                                                              -----------------------------------
Accumulation Unit Value:  At beginning of year                  $29.31      $22.13        $9.21
                          At end of year                        $37.42      $23.22        $6.69
                                                              -----------------------------------

-----------------------
(1) For the period from May 12, 1998 (commencement of operations) to December 31, 1998.

** Accumulation Unit: unit of measure used to calculate the value of a Policy Owner's interest in a Variable Account during the accumulation period.